12. INCOME TAXES: Schedule of Income Tax Reconciliation (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Details
Net loss for the year	$ (633,173)	$ (523,905)	$ (903,039)
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Computed “expected” income tax expense	$ (170,957)	$ (141,454)	$ (243,821)
Differences resulting from
Option based payments	60,314	11,364	116,882
Other non-deductible items	3,643	90	1,939
Increase/(decrease) in deferred tax assets not recognized	107,000	130,000	125,000
Provision for income tax expense	$ 0	$ 0	$ 0